Intangible assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 3,042	$ 2,986
Cost	3,927	4,705	$ 4,405	$ 4,162
Accumulated amortization and impairment	(1,239)	(1,318)	(1,363)	(1,176)
Addition	102	232
Capitalized borrowing costs	4	6
Write-offs		(35)
Transfers	4	1
Signature Bonuses Transfers (3)		(6)
Amortization	(67)	(48)
Translation adjustment	(397)	251
Balance at June 30, 2023	2,688	3,387
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	2,425	2,523
Cost	2,169	2,900	2,489	2,578
Accumulated amortization and impairment	(57)	(62)	(64)	(55)
Addition	1	148
Capitalized borrowing costs
Write-offs		(35)
Transfers
Signature Bonuses Transfers (3)		(6)
Amortization	(2)	(2)
Translation adjustment	(312)	210
Balance at June 30, 2023	$ 2,112	$ 2,838
Estimated useful life in years	2 years	2 years
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 592	$ 439
Cost	1,736	1,779	1,891	1,560
Accumulated amortization and impairment	(1,182)	(1,256)	(1,299)	(1,121)
Addition	101	84
Capitalized borrowing costs	4	6
Write-offs
Transfers	4	1
Signature Bonuses Transfers (3)
Amortization	(65)	(46)
Translation adjustment	(82)	39
Balance at June 30, 2023	$ 554	$ 523
Estimated useful life in years	5 years	5 years
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 25	$ 24
Cost	22	26	$ 25	$ 24
Addition
Capitalized borrowing costs
Write-offs
Transfers
Signature Bonuses Transfers (3)
Amortization
Translation adjustment	(3)	2
Balance at June 30, 2023	$ 22	$ 26